Earnings Per Common Share Applicable to Common Shareholders of MUFG [Text Block] (Tables)	12 Months Ended
Mar. 31, 2016
Earnings Per Share [Abstract]
Reconciliations of Net Income (Loss) and Weighted Average Number of Common Shares Outstanding Used for Computation of Basic EPS to Adjusted Amounts for Computation of Diluted EPS [Table Text Block]

	2014	2015	2016
	(in millions)
Income (Numerator):
Net income attributable to Mitsubishi UFJ Financial Group	¥1,015,393	¥1,531,127	¥802,332
Income allocable to preferred shareholders:
Cash dividends paid	(17,940)	(8,970)	—
Changes in a foreign affiliated company’s interests in its subsidiary	(3,301)	—	—

Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	994,152	1,522,157	802,332

Effect of dilutive instruments:
Stock acquisition rights and restricted stock units—Morgan Stanley	(1,875)	(2,360)	(2,704)

Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions	¥992,277	¥1,519,797	¥799,628

	2014	2015	2016
	(thousands of shares)
Shares (Denominator):
Weighted average common shares outstanding	14,158,698	14,118,469	13,885,842
Effect of dilutive instruments:
Convertible preferred stock	1	1	—
Stock acquisition rights	21,381	19,175	17,474

Weighted average common shares for diluted computation	14,180,080	14,137,645	13,903,316

	2014	2015	2016
	(in yen)
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group:
Basic earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥70.21	¥107.81	¥57.78

Diluted earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥69.98	¥107.50	¥57.51